Deferred Tax Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Deferred Tax Liabilities [Abstract]
Schedule of Deferred Tax Liabilities
	June 30, 2026	June 30, 2025	June 30, 2024
	RM	RM	RM

As of July 1	6,466,803	7,237,031	18,348,653
Recognized in profit or loss	(6,466,803)	(770,228)	(11,111,622)
As of June 30	-	6,466,803	7,237,031

Schedule of Components of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities at the end of each reporting period comprise the tax effects of:

	June 30, 2026	June 30, 2025
	RM	RM

Excess of net carrying amount over tax written down value of plant and equipment	-	7,447,199
Unabsorbed capital allowances	-	(4,621,659)
Unabsorbed tax losses	-	(883,509)
Intangible assets	-	4,524,772
	-	6,466,803